Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2019
Credit Risk Exposure [Abstract]
Maximum Exposure to Credit Risk [text block table]

Maximum Exposure to Credit Risk

The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in our financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral we apply internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.

Maximum Exposure to Credit Risk

	Dec 31, 2019
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	137,596	137,596	−	0	−	0
Interbank balances (w/o central banks)	9,642	9,642	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	13,800	13,800	−	13,650	−	13,650
Securities borrowed	428	428	−	303	−	303
Loans	433,834	433,834	−	228,620	27,984	256,605
Other assets subject to credit risk[4,5]	96,779	85,028	37,267	1,524	42	38,833
Total financial assets at amortized cost[3]	692,079	680,328	37,267	244,098	28,026	309,392
Financial assets at fair value through profit or loss[6]
Trading assets	93,369	−	−	1,480	861	2,340
Positive market values from derivative financial instruments	332,931	−	262,326	48,608	134	311,068
Non-trading financial assets mandatory at fair value through profit or loss	84,359	−	853	69,645	259	70,757
Of which:
Securities purchased under resale agreement	53,366	−	853	51,659	0	52,512
Securities borrowed	17,918	−	−	17,599	0	17,599
Loans	3,174	−	−	290	259	550
Financial assets designated at fair value through profit or loss	7	−	−	0	0	0
Total financial assets at fair value through profit or loss	510,665	−	263,180	119,732	1,254	384,166
Financial assets at fair value through OCI	45,503	45,503	0	1,622	1,267	2,889
Of which:
Securities purchased under resale agreement	1,415	1,415	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,874	4,874	−	1,622	1,267	2,889
Total financial assets at fair value through OCI	45,503	45,503	−	1,622	1,267	2,889
Financial guarantees and other credit related contingent liabilities[7]	49,232	49,232	−	2,994	6,138	9,132
Revocable and irrevocable lending commitments and other credit related commitments[7]	211,440	209,986	−	15,217	4,984	20,202
Total off-balance sheet	260,672	259,218	−	18,211	11,122	29,333

Maximum exposure to credit risk	1,508,920	985,049	300,447	383,663	41,670	725,780

[1]Does not include credit derivative notional sold (€ 356,362 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

[7] Figures are reflected at notional amounts.

	Dec 31, 2018
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	188,736	188,736	−	0	−	0
Interbank balances (w/o central banks)	8,885	8,885	−	4	0	4
Central bank funds sold and securities purchased under resale agreements	8,222	8,222	−	7,734	−	7,734
Securities borrowed	3,396	3,396	−	0	−	0
Loans	404,537	404,537	−	224,353	16,582	240,934
Other assets subject to credit risk[4,5]	71,899	65,010	29,073	3,199	79	32,352
Total financial assets at amortized cost[3]	685,676	678,787	29,073	235,290	16,661	281,024
Financial assets at fair value through profit or loss[6]
Trading assets	96,966	−	−	677	155	831
Positive market values from derivative financial instruments	320,058	−	250,231	48,548	82	298,861
Non-trading financial assets mandatory at fair value through profit or loss	97,771	−	245	67,385	0	67,630
Of which:
Securities purchased under resale agreement	44,543	−	245	43,258	0	43,503
Securities borrowed	24,210	−	−	24,003	0	24,003
Loans	12,741	−	−	125	0	125
Financial assets designated at fair value through profit or loss	104	−	−	0	0	0
Total financial assets at fair value through profit or loss	514,899	−	250,476	116,610	237	367,323
Financial assets at fair value through OCI	51,182	51,182	0	1,488	520	2,008
Of which:
Securities purchased under resale agreement	1,097	1,097	−	621	0	621
Securities borrowed	0	0	−	0	0	0
Loans	5,092	5,092	−	450	104	554
Total financial assets at fair value through OCI	51,182	51,182	−	1,488	520	2,008
Financial guarantees and other credit related contingent liabilities[7]	51,605	51,605	−	3,375	5,291	8,666
Revocable and irrevocable lending commitments and other credit related commitments[7]	212,049	211,055	−	16,418	4,734	21,152
Total off-balance sheet	263,654	262,659	−	19,793	10,025	29,818

Maximum exposure to credit risk	1,515,410	992,628	279,550	373,181	27,443	680,173

[1]Does not include credit derivative notional sold (€ 415,967 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

Main Credit Exposure Categories by Industry Sectors [text block table]

Main Credit Exposure Categories by Industry Sectors

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	676	0	0	0	874	39	1
Mining and quarrying	2,537	274	135	80	4,606	1,223	22
Manufacturing	28,412	418	84	1,285	51,627	12,180	1,169
Electricity, gas, steam and air conditioning supply	4,115	401	60	0	5,774	1,630	589
Water supply, sewerage, waste management and remediation activities	833	10	0	0	486	136	68
Construction	3,810	259	27	14	2,876	2,174	364
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,990	624	97	858	12,669	5,087	306
Transport and storage	4,872	534	54	150	5,066	996	1,213
Accommodation and food service activities	2,565	40	0	29	1,935	191	49
Information and communication	5,783	434	1	358	14,460	2,640	919
Financial and insurance activities	90,962	4,015	2,521	936	57,295	19,036	17,286
Real estate activities	41,670	3,236	49	198	5,600	306	1,516
Professional, scientific and technical activities	7,307	91	0	32	4,429	1,890	48
Administrative and support service activities	6,833	102	106	22	4,070	373	502
Public administration and defense, compulsory social security	6,437	1,071	15	489	2,650	109	2,586
Education	327	0	0	0	95	18	397
Human health services and social work activities	3,503	63	2	63	2,476	124	352
Arts, entertainment and recreation	843	24	0	0	1,309	44	23
Other service activities	4,677	707	24	358	3,428	733	130
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	196,680	45	5	2	29,713	301	324
Activities of extraterritorial organizations and bodies	3	0	0	0	3	4	176
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	4	0	0	0	0	1,593
Mining and quarrying	115	369	7	0	0	0	9,369
Manufacturing	371	1,029	51	0	0	0	96,626
Electricity, gas, steam and air conditioning supply	420	668	1	0	0	0	13,659
Water supply, sewerage, waste management and remediation activities	5	27	0	0	0	0	1,565
Construction	26	263	68	0	0	0	9,880
Wholesale and retail trade, repair of motor vehicles and motorcycles	68	226	15	0	0	0	40,938
Transport and storage	194	431	47	0	0	0	13,557
Accommodation and food service activities	21	33	0	0	0	0	4,863
Information and communication	126	478	36	0	9	0	25,244
Financial and insurance activities	7,915	18,296	11,118	14,228	70,224	1,415	315,247
Real estate activities	387	2,327	81	0	0	0	55,371
Professional, scientific and technical activities	10	194	10	0	0	0	14,009
Administrative and support service activities	59	133	3	0	0	0	12,203
Public administration and defense, compulsory social security	12,492	59,381	24,814	0	948	0	110,992
Education	0	194	0	0	0	0	1,032
Human health services and social work activities	0	461	0	0	0	0	7,044
Arts, entertainment and recreation	55	125	0	0	0	0	2,423
Other service activities	143	3,421	246	0	5	0	13,871
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	227,071
Activities of extraterritorial organizations and bodies	1,893	1,772	2,718	0	96	0	6,665
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2019.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2019.

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	640	15	0	0	541	40	5
Mining and quarrying	2,995	563	0	141	6,094	1,505	210
Manufacturing	28,342	786	7	1,831	45,296	11,985	1,378
Electricity, gas, steam and air conditioning supply	3,210	284	57	3	4,908	1,563	452
Water supply, sewerage, waste management and remediation activities	867	28	0	0	399	155	181
Construction	3,902	495	0	25	3,638	2,089	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,293	488	215	875	14,380	5,058	317
Transport and storage	5,774	647	48	79	5,059	920	1,017
Accommodation and food service activities	2,026	40	0	28	1,761	195	158
Information and communication	4,372	505	29	374	17,277	2,061	793
Financial and insurance activities	77,628	3,530	11,845	882	62,739	22,191	17,415
Real estate activities	33,432	1,538	88	95	5,375	221	1,084
Professional, scientific and technical activities	6,590	239	0	190	4,172	1,708	47
Administrative and support service activities	7,381	338	169	34	4,835	451	628
Public administration and defense, compulsory social security	8,917	1,160	203	472	978	48	2,088
Education	698	1	0	0	76	18	362
Human health services and social work activities	3,483	104	0	31	1,862	124	239
Arts, entertainment and recreation	859	71	0	21	873	38	13
Other service activities	4,720	520	77	10	2,406	708	157
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,407	85	2	0	29,372	522	347
Activities of extraterritorial organizations and bodies	1	25	0	0	7	6	188
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	9	0	0	0	0	1,251
Mining and quarrying	119	481	5	0	0	0	12,113
Manufacturing	472	1,245	47	0	0	0	91,389
Electricity, gas, steam and air conditioning supply	374	631	45	0	0	0	11,527
Water supply, sewerage, waste management and remediation activities	5	36	0	0	0	0	1,670
Construction	35	585	59	0	0	0	11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles	87	224	1	0	0	0	41,938
Transport and storage	100	608	55	0	0	0	14,308
Accommodation and food service activities	21	25	0	0	0	0	4,254
Information and communication	168	724	505	0	0	0	26,810
Financial and insurance activities	2,771	18,102	16,219	10,668	66,949	1,097	312,035
Real estate activities	84	1,928	23	6	28	0	43,903
Professional, scientific and technical activities	23	306	0	0	0	0	13,275
Administrative and support service activities	38	160	0	434	131	0	14,599
Public administration and defense, compulsory social security	797	63,468	27,892	510	1,631	0	108,165
Education	0	121	0	0	0	0	1,275
Human health services and social work activities	0	474	63	0	0	0	6,381
Arts, entertainment and recreation	0	398	0	0	0	0	2,273
Other service activities	43	2,691	26	0	13	0	11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	218,735
Activities of extraterritorial organizations and bodies	62	448	54	0	0	0	790
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2018.

Main credit exposure categories by geographical region [text block table]

Main credit exposure categories by geographical region

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	307,871	4,469	2,435	1,778	114,586	29,836	18,964
Of which:
Germany	214,155	316	5	245	65,468	12,078	1,572
United Kingdom	7,927	607	373	230	7,960	2,587	6,337
France	3,106	70	0	209	5,905	1,322	1,264
Luxembourg	8,320	1,193	1,084	46	4,374	652	859
Italy	22,347	298	109	0	3,127	3,721	1,389
Netherlands	9,679	83	162	457	9,015	1,805	2,123
Spain	17,265	257	54	59	2,262	3,246	916
Ireland	4,783	157	280	124	2,241	172	545
Switzerland	6,818	30	85	262	5,880	2,213	194
Poland	2,771	0	5	0	316	130	60
Belgium	1,347	0	0	67	1,773	421	285
Other Europe	9,352	1,458	279	78	6,267	1,489	3,420
North America	79,522	4,543	483	2,155	88,260	8,332	6,628
Of which:
U.S.	66,991	3,891	389	2,016	83,894	7,842	4,943
Cayman Islands	3,560	318	30	0	764	20	481
Canada	1,155	23	0	116	2,230	81	1,007
Other North America	7,816	310	64	22	1,371	389	197
Asia/Pacific	39,584	1,780	248	820	6,962	9,652	1,946
Of which:
Japan	1,752	16	0	112	599	333	405
Australia	1,577	320	63	0	1,587	104	357
India	7,717	126	149	0	646	2,392	128
China	4,816	38	0	45	725	1,503	308
Singapore	5,722	185	37	30	761	833	210
Hong Kong	4,315	380	0	18	1,182	628	146
Other Asia/Pacific	13,685	714	0	614	1,461	3,860	392
Other geographical areas	6,857	1,554	14	122	1,632	1,412	501
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	11,267	37,936	24,791	7,884	15,046	390	577,251
Of which:
Germany	3,986	5,353	6,864	4,488	661	28	315,219
United Kingdom	2,647	9,712	2,273	604	6,522	0	47,778
France	705	4,714	6,302	319	2,748	0	26,664
Luxembourg	969	3,094	3,099	121	861	0	24,673
Italy	288	5,388	916	144	679	0	38,406
Netherlands	726	2,051	584	297	100	0	27,082
Spain	139	2,010	513	1,082	501	0	28,303
Ireland	636	1,321	19	0	1,140	0	11,418
Switzerland	51	679	101	0	69	0	16,382
Poland	0	30	1,988	0	0	0	5,301
Belgium	204	854	577	0	0	0	5,528
Other Europe	917	2,730	1,554	829	1,765	362	30,499
North America	9,985	31,654	8,325	3,140	42,038	0	285,065
Of which:
U.S.	9,574	30,600	7,718	1,750	19,661	0	239,267
Cayman Islands	393	509	9	1,293	22,132	0	29,510
Canada	0	277	599	0	240	0	5,730
Other North America	18	268	0	97	5	0	10,558
Asia/Pacific	3,048	18,130	5,471	3,114	13,980	659	105,394
Of which:
Japan	69	2,582	9	173	9,451	0	15,500
Australia	1,906	3,867	653	155	331	94	11,014
India	656	1,862	1,998	0	202	306	16,182
China	0	1,345	0	0	983	0	9,763
Singapore	11	1,305	874	0	290	0	10,260
Hong Kong	224	517	287	0	1	0	7,699
Other Asia/Pacific	182	6,653	1,649	2,786	2,721	258	34,977
Other geographical areas	0	2,115	627	90	220	367	15,512
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2019.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2019.

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	293,979	3,829	9,905	1,785	111,675	31,174	16,390
Of which:
Germany	207,429	497	304	390	61,587	12,193	1,403
United Kingdom	5,553	671	1,331	278	7,304	3,127	5,766
France	2,415	123	212	81	5,025	2,460	826
Luxembourg	7,543	533	6,920	41	6,682	875	933
Italy	21,363	373	99	0	3,417	3,416	1,174
Netherlands	7,968	125	41	384	9,384	1,470	1,984
Spain	16,729	320	57	67	2,507	3,167	931
Ireland	5,792	230	324	166	3,430	153	772
Switzerland	5,960	31	127	208	3,996	2,419	251
Poland	3,135	0	5	0	301	132	53
Belgium	988	2	53	84	1,986	395	264
Other Europe	9,104	924	431	85	6,057	1,366	2,033
North America	65,716	4,383	2,365	2,311	91,672	9,274	8,011
Of which:
U.S.	53,195	4,036	2,358	2,209	85,445	8,797	6,196
Cayman Islands	2,562	55	7	0	2,151	17	756
Canada	2,181	48	0	102	2,649	76	828
Other North America	7,778	244	0	0	1,427	384	232
Asia/Pacific	38,176	1,794	471	863	7,052	9,591	2,391
Of which:
Japan	1,682	37	0	123	334	236	362
Australia	1,224	177	417	11	2,016	135	358
India	7,355	188	18	3	782	2,061	115
China	4,530	60	0	18	346	1,101	399
Singapore	6,136	238	0	109	1,063	992	192
Hong Kong	4,026	203	0	17	1,023	586	138
Other Asia/Pacific	13,223	893	37	582	1,489	4,480	827
Other geographical areas	6,667	1,456	0	132	1,651	1,566	625
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	4,467	36,459	24,922	4,394	14,342	316	553,638
Of which:
Germany	1,443	6,685	9,597	925	899	2	303,352
United Kingdom	182	14,552	2,499	966	4,379	0	46,608
France	714	3,061	1,559	0	3,681	0	20,157
Luxembourg	167	1,332	3,474	89	1,206	0	29,796
Italy	249	2,707	1,146	578	1,040	0	35,563
Netherlands	592	1,785	1,219	0	179	0	25,130
Spain	168	2,146	504	379	529	0	27,504
Ireland	91	920	215	0	1,277	0	13,370
Switzerland	40	560	119	112	316	0	14,139
Poland	0	130	2,387	0	0	0	6,144
Belgium	139	542	481	0	0	0	4,935
Other Europe	682	2,038	1,724	1,344	836	315	26,938
North America	237	34,356	14,491	1,942	45,548	0	280,306
Of which:
U.S.	220	33,112	13,915	1,275	30,428	0	241,186
Cayman Islands	0	631	9	655	14,094	0	20,937
Canada	0	419	556	0	847	0	7,707
Other North America	17	194	10	12	178	0	10,476
Asia/Pacific	495	19,343	5,037	4,567	8,625	226	98,632
Of which:
Japan	63	3,142	8	2,752	5,808	0	14,545
Australia	0	3,977	510	19	523	0	9,366
India	267	2,172	1,849	0	79	61	14,948
China	0	2,124	0	0	614	0	9,192
Singapore	114	1,403	671	0	325	0	11,242
Hong Kong	0	520	222	0	11	0	6,746
Other Asia/Pacific	51	6,006	1,777	1,797	1,266	165	32,594
Other geographical areas	0	2,506	543	714	237	555	16,651
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2018.

Sovereign Credit Risk Exposure to Certain Eurozone Countries [text block table]

Sovereign credit risk exposure to certain eurozone countries

	Dec 31, 2019				Dec 31, 2018
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	437	0	437	0	53	(18)	35	0
Ireland	265	4	270	2	334	5	339	(0)
Italy	6,170	(828)	5,341	334	3,627	(1,089)	2,538	58
Portugal	228	54	281	6	(204)	82	(122)	5
Spain	1,222	(31)	1,191	112	1,773	(8)	1,766	27
Total	8,322	(801)	7,521	454	5,583	(1,028)	4,555	90

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.